UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Minot Capital, LLC
Address:
99 Summer Street
20th Floor
Boston, MA 02110


13F File Number:28-10351

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Robert Hardy

Title:
Chief Financial Officer

Phone:
617-589-4520

Signature,
Place,
and Date of Signing:
Robert Hardy
Boston, MA
August 13, 2003
Report Type (Check only one.):


[X]       13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
  0
Form 13F Information Table Entry Total: 50

Form 13F Information Table Value Total: $186,536



List of Other Included Managers:





No.  13F File Number
Name






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FORM 13F ELECTRONIC FILING
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	FORM 13F INFORMATION TABLE
                                       	      VALUE   SHARES/  SH/ PUT/ INVSTMT OTHER 	       VOTING AUHORITY
NAME OF ISSUER   TITLE OF CLASS   CUSIP      (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE   SHARED    NONE
------------------------------ ---------------- ------- -------- -------- --- ---- ------- ------------ --------
ACCENTURE LTD	     COM	G1150G111	4,523	250,000	SH	Sole		 250,000
AGERE SYSTEMS INC  SHS-A	88045V100	2,913 1,250,000	SH	Sole	       1,250,000
ALLIANCE DATA	     COM	018581108	4,797	205,000 SH	Sole		 205,000
ALLTEL CORP	     COM	020039103	4,099    85,000 SH	Sole		  85,000
ANTEON INTL          CP		03674E108	4,605	165,000	SH	Sole		 165,000
AOL TIME WARNER	     COM	00184A105	6,436	400,000 SH	Sole		 400,000
APPLIED FILMS CORP   COM STK	038197109	3,788	146,500	SH	Sole		 146,500
APPLIED MATLS INC    COM	038222105	5,544   350,000 SH	Sole	`	 350,000
ASCENTIAL SOFTWARE CORP  COM	04362P108	4,272   260,000	SH	Sole	         260,000
AUTODESK INC	     COM	052769106	5,660   350,000 SH	Sole		 350,000
AXCELIS TECHS  	     COM	054540109	3,513   575,000 SH	Sole		 575,000
BEA SYSTEMS INC      COM	073325102	3,812	350,000	SH	Sole		 350,000
BELLSOUTH CORP       COM	079860102	2,397	 90,000	SH	Sole	 	  90,000
BROADCOM CORP	     COM	111320107	3,114	125,000 SH	Sole		 125,000
CACI INTL INC  	    CL A	127190304	6,860	200,000	SH	Sole		 200,000
CLEARCHANNEL COMM INC	 COM	184502102	5,299	125,000 SH	Sole		 125,000
CONCERTO SOFTWARE    COM	20602T106	1,424	155,000 SH	Sole		 155,000
CONCORD EFS INC	     COM	206197105	1,472	100,000 SH	Sole		 100,000
CONEXANT SYSTEMS INC COM	207142100	4,190 1,000,000 SH	Sole	       1,000,000
EARTHLINK INC        COM 	270321102	5,187 	650,000	SH	Sole		 650,000
ECHOSTAR COMMUNICATIOS	 COM	278762109	5,193	150,000 SH	Sole		 150,000
EMBARCADERO  	     COM STK	290787100	2,063	293,000	SH	Sole		 293,000
EMULEX CORP    	     COM NEW	292475209	3,985	175,000	SH	Sole		 175,000
FIRST DATA CORP      COM	319963104	6,216	150,000	SH	Sole		 150,000
GENERAL MOTORS CLASSHCOM	370442832	7,366	575,000	SH	Sole		 575,000
GLOBAL PAYMENTS INC  COM STK	37940X102	6,149	173,200	SH	Sole	         173,200
GLOBESPANVIRATA INC  COM	37958V106	1,672   200,000 SH	Sole		 200,000
INTERLAND INC	     COM	458727104	1,067 1,100,000 SH	Sole	       1,100,000
INTERSIL CORP 	    CL A	46069S109	3,326   125,000 SH	Sole		 125,000
LIBERTY MEDIA CORP   NEW	530718105	4,624	400,000	SH	Sole		 400,000
LTX CORP	     COM	502392103     	3,154 	365,000 SH	Sole	    	 365,000
MATTSON TECH 	     COM	577223100         328 	105,000 SH	Sole		 105,000
MAXTOR CORP	     COM	577729205	4,506	600,000 SH	Sole	   	 600,000
MCLEOD USA INC	     COM	582266706	2,058 1,400,000 SH	Sole	       1,400,000
MINDSPEED TECH INC   COM	602682106	1,350 	500,000 SH	Sole		 500,000
MOTOROLA INC	     COM	620076109	3,301	350,000 SH	Sole		 350,000
PINNACLE SYSTEMS INC COM	723481107	1,712	160,000 SH	Sole		 160,000
POWERWAVE TECH	     COM	739363109	2,002	325,000 SH	Sole		 325,000
REALNETWORKS INC     COM	75605L104       4,394	650,000 SH	Sole		 650,000
REGENT COMMS         COM STK	758865109	1,228	200,000	SH	Sole		 200,000
RSA SECURITY INC     COM STK	749719100	3,500	325,000	SH	Sole		 325,000
SAP AKTIENGESELLSCHAFT		803054204	4,383	150,000 SH	Sole		 150,000
SBA COMMUNICATIONS CORP  COM	78388J106	3,462 1,150,000 SH	Sole	       1,150,000
SCRIPPS CO (E.W)    CL A NEW	811054204	5,323	60,000	SH	Sole		  60,000
SILICON STORAGE TECH INC COM	827057100	1,621	385,000 SH	Sole		 385,000
SONICWALL INC	     COM	835470105	2,425	500,000 SH	Sole		 500,000
UNITED GLOBAL INC   CL A COM 	913247508	3,060	600,000 SH	Sole		 600,000
VERITAS SOFTWARE     COM	923436109	7,205	250,000	SH	Sole		 250,000
VERIZON COMMUNICATIONS	 COM	92343V104	2,367	 60,000	SH	Sole		  60,000
VIGNETTE CORPORATION	 COM	926734104	3,595 1,825,000	SH	Sole	       1,825,000


Filer Manual Volume I	A-4

October 2002	1	Filer Manual Volume I

Filer Manual Volume I	A-6

May 2000	H-3	Filer Manual:  Modernized EDGARLink
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